ACCOUNTS PAYABLE AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES
ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Accounts payable and accrued liabilities	$2,267	$2,466
Loans and notes payable	1,857	779
Derivative liabilities	167	181
Deferred revenue	341	302
Lease liabilities(1)	36	—
Other liabilities	21	21
Total accounts payable and other liabilities	$4,689	$3,749

(1)
The impact of the adoption of IFRS 16 requires the recognition of lease liabilities. See Note 2, Summary of Significant Accounting Policies for further information. See Note 16, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.

At June 30, 2019, loans and notes payable includes $1,320 million (December 31, 2018 - $733 million) of on-demand deposits from Brookfield Asset Management to the partnership and $338 million (December 31, 2018 - nil) of promissory note from a fund managed by Brookfield Asset Management. See Note 32, Related Parties, for further information.